UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 40
East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc. (a)	30,700	$ 2,340,568
Curtiss-Wright Corp.	70,500	2,177,040
		4,517,608
Airlines — 0.5%
Delta Air Lines, Inc. (a)	109,800	1,525,122
Auto Components — 0.3%
BorgWarner, Inc. (a)	15,800	886,538
Automobiles — 0.5%
Thor Industries, Inc.	53,100	1,672,119
Capital Markets — 0.5%
Jefferies Group, Inc., New
Shares (b)	37,700	902,161
Raymond James Financial, Inc.	29,400	829,668
		1,731,829
Chemicals — 1.8%
Cytec Industries, Inc.	46,600	2,307,632
FMC Corp.	43,100	3,150,610
Huntsman Corp.	37,000	512,450
		5,970,692
Commercial Banks — 4.8%
Associated Banc-Corp. (b)	173,500	2,198,245
BancorpSouth, Inc. (b)	103,600	1,366,484
Bank of Hawaii Corp.	37,700	1,628,263
City National Corp.	14,500	747,765
Commerce Bancshares, Inc.	20,700	762,588
Cullen/Frost Bankers, Inc.	48,900	2,564,316
FirstMerit Corp.	72,500	1,245,550
Fulton Financial Corp.	105,100	981,634
Marshall & Ilsley Corp.	90,777	536,492
Regions Financial Corp.	323,400	2,037,420
TCF Financial Corp.	141,000	1,855,560
		15,924,317
Communications
Equipment — 1.9%
Brocade Communications
Systems, Inc. (a)	385,100	2,433,832
JDS Uniphase Corp. (a)	214,000	2,249,140
Tellabs, Inc.	213,900	1,458,798
		6,141,770
Construction & Engineering — 1.5%
Foster Wheeler AG (a)	30,600	716,652
Jacobs Engineering Group, Inc. (a)	47,300	1,826,253
URS Corp. (a)	62,100	2,417,553
		4,960,458
Consumer Finance — 0.9%
Discover Financial Services, Inc.	165,200	2,915,780
Containers & Packaging — 2.1%
Bemis Co.	50,100	1,591,176
Owens-Illinois, Inc. (a)	67,100	1,880,813
Packaging Corp. of America	31,700	774,431
Sonoco Products Co.	78,800	2,639,800
		6,886,220
Distributors — 0.8%
Genuine Parts Co.	54,000	2,584,440

Common Stocks	Shares	Value
Diversified Consumer
Services — 0.5%
Regis Corp.	76,700	$ 1,568,515
Diversified Telecommunication
Services — 1.2%
Qwest Communications
International, Inc.	610,400	4,028,640
Electric Utilities — 1.8%
DPL, Inc.	70,800	1,847,880
Hawaiian Electric Industries, Inc.	44,300	998,522
Northeast Utilities, Inc.	96,400	3,015,392
		5,861,794
Electrical Equipment — 0.7%
Ametek, Inc.	44,000	2,378,200
Electronic Equipment, Instruments
& Components — 3.3%
Arrow Electronics, Inc. (a)	88,400	2,617,524
Avnet, Inc. (a)	120,700	3,594,446
Ingram Micro, Inc., Class A (a)	143,700	2,537,742
Molex, Inc.	100,100	2,032,030
		10,781,742
Energy Equipment &
Services — 2.5%
Dresser-Rand Group, Inc. (a)	94,700	3,240,634
Patterson-UTI Energy, Inc.	116,700	2,265,147
Superior Energy Services, Inc. (a)	95,000	2,623,900
		8,129,681
Food Products — 0.9%
The J.M. Smucker Co.	23,300	1,497,724
Smithfield Foods, Inc. (a)	92,200	1,544,350
		3,042,074
Gas Utilities — 1.8%
Nicor, Inc.	35,700	1,700,391
South Jersey Industries, Inc.	23,900	1,203,604
UGI Corp.	106,300	3,198,567
		6,102,562
Health Care Equipment &
Supplies — 4.9%
Alere Inc. (a)	36,500	1,078,575
Beckman Coulter, Inc.	91,500	4,871,460
CareFusion Corp. (a)	128,000	3,089,920
Dentsply International, Inc.	146,400	4,595,496
Kinetic Concepts, Inc. (a)	66,300	2,521,389
		16,156,840
Health Care Providers &
Services — 2.7%
Coventry Health Care, Inc. (a)	180,700	4,231,994
Health Net, Inc. (a)	109,500	2,944,455
Tenet Healthcare Corp. (a)	365,900	1,595,324
		8,771,773
Household Durables — 1.6%
Jarden Corp.	64,900	2,080,694
Lennar Corp., Class A	128,000	1,857,280
MDC Holdings, Inc.	56,400	1,452,300
		5,390,274

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Products — 2.3%
Church & Dwight Co., Inc.	26,600	$ 1,751,610
Clorox Co.	41,700	2,775,135
Energizer Holdings, Inc. (a)	41,800	3,125,804
		7,652,549
IT Services — 1.6%
Acxiom Corp. (a)	74,600	1,309,230
Amdocs Ltd. (a)	74,000	2,270,320
Convergys Corp. (a)	130,900	1,481,788
CoreLogic, Inc. (a)	16,400	288,148
		5,349,486
Industrial Conglomerates — 0.2%
Textron, Inc.	39,900	830,718
Insurance — 8.6%
American Financial Group, Inc.	78,300	2,394,414
Arch Capital Group Ltd. (a)	19,500	1,684,605
Arthur J. Gallagher & Co.	108,800	3,063,808
Brown & Brown, Inc.	95,300	2,124,237
Everest Re Group Ltd.	34,300	2,890,804
Fidelity National Title Group, Inc.,
Class A	140,500	1,881,295
First American Financial Corp.	65,200	915,408
HCC Insurance Holdings, Inc.	68,600	1,816,528
The Hanover Insurance Group, Inc.	60,500	2,737,625
Mercury General Corp.	19,400	824,112
PartnerRe Ltd.	13,000	1,031,160
ProAssurance Corp. (a)	33,200	1,908,668
Protective Life Corp.	15,000	359,550
Reinsurance Group of America,
Inc.	30,600	1,532,142
W.R. Berkley Corp.	116,400	3,203,328
		28,367,684
Internet Software &
Services — 1.0%
IAC/InterActiveCorp. (a)	123,300	3,440,070
Leisure Equipment &
Products — 1.0%
Mattel, Inc.	138,600	3,233,538
Life Sciences Tools &
Services — 1.6%
Affymetrix, Inc. (a)	142,200	637,056
Pharmaceutical Product
Development, Inc.	179,000	4,619,990
		5,257,046
Machinery — 8.1%
AGCO Corp. (a)	65,800	2,794,526
Dover Corp.	67,700	3,594,870
Harsco Corp.	55,100	1,277,218
IDEX Corp.	62,700	2,262,216
Joy Global, Inc.	31,800	2,256,210
Kennametal, Inc.	56,900	1,942,566
Parker Hannifin Corp.	55,800	4,271,490
SPX Corp.	40,200	2,695,812
Terex Corp. (a)	85,600	1,921,720
Timken Co.	91,000	3,769,220
		26,785,848
Media — 1.0%
Harte-Hanks, Inc.	264,100	3,190,328

Common Stocks	Shares	Value
Metals & Mining — 1.7%
Carpenter Technology Corp.	53,500	$ 1,907,810
Cliffs Natural Resources, Inc.	54,600	3,559,920
		5,467,730
Multi-Utilities — 4.7%
Alliant Energy Corp.	102,122	3,730,517
MDU Resources Group, Inc.	83,600	1,666,148
NSTAR (b)	50,700	2,114,697
OGE Energy Corp.	41,500	1,832,640
Vectren Corp.	72,200	1,976,836
Wisconsin Energy Corp.	72,300	4,304,742
		15,625,580
Multiline Retail — 0.5%
JCPenney Co., Inc.	52,200	1,627,596
Oil, Gas & Consumable
Fuels — 4.6%
Arch Coal, Inc.	79,900	1,964,741
Cabot Oil & Gas Corp., Class A	36,500	1,057,770
Frontier Oil Corp.	97,800	1,295,850
Oasis Petroleum, Inc. (a)	115,900	2,465,193
PetroHawk Energy Corp. (a)	119,200	2,027,592
SM Energy Co.	57,400	2,392,432
Whiting Petroleum Corp. (a)	41,000	4,118,040
		15,321,618
Personal Products — 0.4%
Alberto-Culver Co.	35,100	1,308,879
Pharmaceuticals — 1.7%
Forest Laboratories, Inc. (a)	98,800	3,265,340
King Pharmaceuticals, Inc. (a)	170,000	2,403,800
		5,669,140
Real Estate Investment Trusts
(REITs) — 6.2%
AMB Property Corp.	109,600	3,089,624
American Campus Communities,
Inc.	57,000	1,802,910
BioMed Realty Trust, Inc.	103,900	1,906,565
Camden Property Trust	25,400	1,259,586
CommonWealth REIT	92,775	2,361,124
Corporate Office Properties Trust	35,300	1,252,797
Essex Property Trust, Inc.	17,600	1,988,096
Federal Realty Investment Trust	26,000	2,131,480
Highwoods Properties, Inc.	26,500	877,945
The Macerich Co.	25,111	1,120,201
ProLogis	199,800	2,727,270
		20,517,598
Real Estate Management &
Development — 0.4%
Jones Lang LaSalle, Inc.	15,900	1,241,154
Road & Rail — 0.1%
Con-way, Inc.	15,300	505,053
Semiconductors & Semiconductor
Equipment — 1.5%
Intersil Corp., Class A	81,200	1,062,908
Microchip Technology, Inc. (b)	50,600	1,628,308
RF Micro Devices, Inc. (a)	317,400	2,313,846
		5,005,062

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 3.3%
CA, Inc.	124,100	$ 2,880,361
Electronic Arts, Inc. (a)	128,900	2,043,065
Novell, Inc. (a)	176,800	1,048,424
Synopsys, Inc. (a)	86,600	2,215,228
TIBCO Software, Inc. (a)	150,300	2,888,766
		11,075,844
Specialty Retail — 3.5%
Foot Locker, Inc.	196,057	3,123,188
The Gap, Inc.	65,800	1,250,858
Limited Brands, Inc.	104,800	3,080,072
RadioShack Corp.	63,807	1,284,435
Urban Outfitters, Inc. (a)	88,500	2,723,145
		11,461,698
Textiles, Apparel & Luxury
Goods — 1.7%
Phillips-Van Heusen Corp.	37,900	2,324,786
VF Corp.	35,600	2,963,344
Vera Bradley, Inc. (a)	8,300	227,005
		5,515,135
Thrifts & Mortgage Finance — 1.9%
First Niagara Financial Group, Inc.	135,800	1,609,230
New York Community Bancorp,
Inc. (b)	206,200	3,490,966
Washington Federal, Inc.	73,000	1,097,190
		6,197,386
Water Utilities — 1.0%
Aqua America, Inc. (b)	151,800	3,268,254
Total Long-Term Investments
(Cost – $254,861,304) – 97.5%		321,843,982
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.21% (c)(d)	12,344,166	12,344,166
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.39% (c)(d)(e)	$ 10,707	10,707,250
Total Short-Term Securities
(Cost – $23,051,416) – 7.0%		23,051,416
Total Investments
(Cost – $277,912,720*) – 104.5%		344,895,398
Liabilities in Excess of Other Assets – (4.5)%		(14,780,375)
Net Assets – 100.0%	$ 330,115,023

* The cost and unrealized appreciation (depreciation) of investments as of

October 31, 2010, as computed for federal income tax purposes were as

Aggregate follows: cost	$ 282,919,141
Gross unrealized appreciation	$ 69,105,064
Gross unrealized depreciation	$ (7,128,807)
Net unrealized appreciation	61,976,257

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

OCTOBER 31, 2010

3

Schedule of Investments(concluded)

BlackRock Mid Cap Value Opportunities Fund

(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial	Shares/	Shares/	Beneficial
	Interest at	Beneficial	Beneficial	Interest	Value at
	January 31,	Interest	Interest	at October 31,	October 31,	Realized
Affiliate	2010	Purchased	Sold	2010	2010	Gain	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	9,914,420	2,429,746[1]	--	12,344,166	$12,344,166	--	$9,098
BlackRock Liquidity Series, LLC Money
Market Series	$31,550,050	--	$(20,842,800)[2]	$10,707,250	$10,707,250	--	$16,255
iShares Dow Jones US Real Estate
Index Fund	25,900	--	(25,900)	--	--	$185,612	--

1 Represents net shares purchased.
2 Represents net beneficial interest sold.
(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$ 321,843,982	—	—	$321,843,982
Short-Term
Securities	12,344,166	$ 10,707,250	—	23,051,416
Total	$ 334,188,148	$ 10,707,250	—	$344,895,398

1 See above Schedule of Investments for values in each industry.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

OCTOBER 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.
Date: December 22, 2010